COMMITMENTS AND CONTINGENCY - Additional Information (Details) - 6 months ended Dec. 31, 2020 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
COMMITMENTS AND CONTINGENCY
Severance Costs	$ 0.6	¥ 4.1